Derivative Instruments and Hedging Activities (Narrative) (Details) In Billions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Derivative Instruments and Hedging Activities
Offset of cash collateral receivables against net derivative liabilities	$ 7.31	¥ 605.00	¥ 640.00
Offset of cash collateral payables against net derivative assets	5.51	456.00	649.00
Derivative liability position with credit-risk-related contingent features	21.50	1,779.00	1,559.00
Derivative liability position with related collateral pledged	11.58	958.00	848.00
Additional Collateral required to be posted, Aggregate Fair Value	$ 0.22	¥ 18.00	¥ 29.00